Long Lived Assets - Additional Information (Detail) - Segment	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jul. 01, 2016	Dec. 31, 2015
Acquired Finite Lived Intangible Assets [Line Items]
Number of reporting units without impairment	6		6
Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, weighted average useful lives		4 years 3 months 18 days	4 years 7 months 6 days
Patents and Technology
Acquired Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, weighted average useful lives		7 years 4 months 24 days	7 years 9 months 18 days
Distributor Contracts And Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, weighted average useful lives		1 year 4 months 24 days	1 year 9 months 18 days
Trademarks and Trade Names
Acquired Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, weighted average useful lives		6 years 3 months 18 days	6 years 8 months 12 days
Non-compete
Acquired Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets, weighted average useful lives		1 year 6 months	1 year 8 months 12 days
Minimum
Acquired Finite Lived Intangible Assets [Line Items]
Percentage by which the fair value exceeds the carrying value	31.40%		31.40%
Minimum | Trade Names
Acquired Finite Lived Intangible Assets [Line Items]
Discount rates	8.90%
Terminal value growth rate	1.00%
Percentage by which the fair value exceeds the carrying value	24.00%		24.00%
Market average royalty rates	0.50%
Maximum
Acquired Finite Lived Intangible Assets [Line Items]
Percentage by which the fair value exceeds the carrying value	133.50%		133.50%
Maximum | Trade Names
Acquired Finite Lived Intangible Assets [Line Items]
Discount rates	10.60%
Terminal value growth rate	3.00%
Percentage by which the fair value exceeds the carrying value	160.10%		160.10%
Market average royalty rates	5.00%
Significant Unobservable Inputs (Level 3) | Minimum
Acquired Finite Lived Intangible Assets [Line Items]
Estimated revenue growth rate			1.00%
Discount rates			8.90%
Terminal value growth rate			1.00%
Significant Unobservable Inputs (Level 3) | Maximum
Acquired Finite Lived Intangible Assets [Line Items]
Estimated revenue growth rate			15.00%
Discount rates			10.60%
Terminal value growth rate			3.00%